Deposits_Details Of Deposits(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	₩ 338,580,220	$ 311,736,583	₩ 305,592,771
Demand deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	176,629,560		136,340,417
Demand deposits in Korean won
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	162,155,728		127,790,349
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	14,473,832		8,550,068
Time deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	159,481,736		165,012,385
Time Deposits In Korean Won
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	149,435,968		157,653,603
Time deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	10,045,768		7,358,782
Time deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	10,043,679		7,377,173
Fair value adjustments on valuation of fair value hedged items
Disclosure Of Deposits From Customers Line Items [Line Items]
Fair value adjustments on valuation of fair value hedged items	2,089		(18,391)
Certificates of deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	₩ 2,468,924		₩ 4,239,969